UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21435

General Electric RSP Income Fund

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices) (Zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record

=================================== GE RSP Income Fund ==================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GENERAL ELECTRIC RSP INCOME FUND

By:	/s/ Ellen M. Needham

Ellen M. Needham
President

Date:	August 27, 2021